Leases - Schedule of Disclosure in Tabular Form of Nature of Companies Leases (Detail)	6 Months Ended
Oct. 31, 2024
Lab and office facilities
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Number of right of use assets leased	3
No. of leases with extension options	3
No. of leases with options to purchase	0
No. of leases with variable payments linked to an index	2
No. of leases with termination options	2
Automobile
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Number of right of use assets leased	5
No. of leases with extension options	0
No. of leases with options to purchase	0
No. of leases with variable payments linked to an index	5
No. of leases with termination options	5
Weighted average | Lab and office facilities
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	7 years 1 month 6 days
Weighted average | Automobile
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	4 years 2 months 12 days
Bottom of Range | Lab and office facilities
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	4 years 2 months 12 days
Bottom of Range | Automobile
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	3 months 18 days
Top of Range | Lab and office facilities
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	9 years 2 months 12 days
Top of Range | Automobile
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	2 years 2 months 12 days